Changes in Accounting Policies - Comprehensive Income Impact (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net earnings	$ 1,294	$ 547	$ 643
Other comprehensive earnings, before tax:
Unrealized gain (loss) on investments and derivatives	(28)	(4)	(17)
Reclassification adjustment for gains (losses) included in net earnings	0	9	4
Unrealized gain (loss) on investments and derivatives, net	(28)	5	(13)
Foreign currency translation adjustments	23	(7)	(196)
Minimum pension liability adjustments	(8)	(1)	(1)
Other comprehensive earnings (loss), before tax	(13)	(3)	(210)
Provision for income tax expense (benefit) related to items of other comprehensive earnings	(11)	31	(5)
Other comprehensive earnings (loss), net of tax	(2)	(34)	(205)
Comprehensive earnings	1,292	513	438
Net earnings attributable to noncontrolling interest	(33)	(22)	(19)
Other comprehensive (earnings) losses attributable to noncontrolling interest	1	(19)	32
Comprehensive earnings attributable to FIS common stockholders	1,260	472	451
As Previously Reported
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net earnings	1,352	590	651
Other comprehensive earnings, before tax:
Unrealized gain (loss) on investments and derivatives	(28)	(4)	(17)
Reclassification adjustment for gains (losses) included in net earnings	0	9	4
Unrealized gain (loss) on investments and derivatives, net	(28)	5	(13)
Foreign currency translation adjustments	23	(7)	(196)
Minimum pension liability adjustments	(8)	(1)	(1)
Other comprehensive earnings (loss), before tax	(13)	(3)	(210)
Provision for income tax expense (benefit) related to items of other comprehensive earnings	(11)	31	(5)
Other comprehensive earnings (loss), net of tax	(2)	(34)	(205)
Comprehensive earnings	1,350	556	446
Net earnings attributable to noncontrolling interest	(33)	(22)	(19)
Other comprehensive (earnings) losses attributable to noncontrolling interest	1	(19)	32
Comprehensive earnings attributable to FIS common stockholders	1,318	515	459
Adjustments | ASU 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net earnings	(58)	(43)	(8)
Other comprehensive earnings, before tax:
Unrealized gain (loss) on investments and derivatives	0		0
Reclassification adjustment for gains (losses) included in net earnings	0		0
Unrealized gain (loss) on investments and derivatives, net	0	0	0
Foreign currency translation adjustments	0		0
Minimum pension liability adjustments	0		0
Other comprehensive earnings (loss), before tax	0	0	0
Provision for income tax expense (benefit) related to items of other comprehensive earnings	0		0
Other comprehensive earnings (loss), net of tax	0	0	0
Comprehensive earnings	(58)	(43)	(8)
Net earnings attributable to noncontrolling interest	0	0	0
Other comprehensive (earnings) losses attributable to noncontrolling interest	0		0
Comprehensive earnings attributable to FIS common stockholders	$ (58)	$ (43)	$ (8)